BUSINESS COMBINATIONS - Pro forma financial information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenue			$ 305,544	$ 302,991
Net (loss) income			$ (18,729)	$ (5,705)
Merisant and Mafco Worldwide
Business Acquisition [Line Items]
Revenue	$ 126,205	$ 117,885
Net (loss) income	$ 3,951	$ (47,771)